Description of Business and Summary of Significant Accounting Policies - Finite-lived Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	$ 11,566	$ 11,678
Accumulated Amortization	(6,574)	(4,341)
Net Carrying Amount	4,992	7,337
Customer contracts and relationships
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	7,949	7,949
Accumulated Amortization	(4,075)	(2,475)
Net Carrying Amount	3,874	5,474
Non-compete agreements
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	2,231	2,313
Accumulated Amortization	(1,432)	(1,026)
Net Carrying Amount	799	1,287
Patents, licenses and other
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Amount	1,386	1,416
Accumulated Amortization	(1,067)	(840)
Net Carrying Amount	$ 319	$ 576